Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Net losses recognized on equity securities	$ 0	$ 0	$ 1,983
Impairment charges of long-lived assets and liabilities as held for sale	(957)	(4,244)
Related to patents costs	$ 180	$ 391	$ 536
Share-Based Payment Arrangement [Member]
Significant Accounting Policies [Line Items]
Shares excluded from the calculations of diluted net loss per share (in Shares)	3,683,488	3,144,994	2,902,423